Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 479,301	$ 477,705
Accumulated Amortization	(326,494)	(300,247)
Net Book Value	152,807	177,458
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	304,766	304,766
Accumulated Amortization	(214,985)	(198,632)
Net Book Value	89,781	106,134
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,180	19,009
Accumulated Amortization	(13,817)	(12,257)
Net Book Value	6,363	6,752
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,829	27,819
Accumulated Amortization	(17,882)	(16,849)
Net Book Value	9,947	10,970
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,986	106,571
Accumulated Amortization	(61,104)	(54,258)
Net Book Value	45,882	52,313
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,540	19,540
Accumulated Amortization	(18,706)	(18,251)
Net Book Value	$ 834	$ 1,289